Average Annual Total Returns - Service Shares - Janus Henderson Balanced Portfolio	Service Shares 1 Year	Service Shares 5 Years	Service Shares 10 Years	Service Shares Since Inception	Service Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Balanced Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Balanced Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Balanced Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Balanced Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	14.03%	11.53%	9.95%	10.00%	Sep. 13, 1993	18.40%	15.22%	13.88%	10.12%	7.51%	4.44%	3.84%	5.23%	14.20%	10.57%	9.52%	8.18%